Parent Company Only Condensed Financial Information - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 51,019	$ 7,186	¥ 49,256	¥ 12,763
Total operating revenue	1,195,552	168,390	1,157,908	2,245,016
General and administrative expenses	119,404	16,818	154,715	197,619
Operating Loss	51,039	7,189	(43,673)	(114,411)
Other expense
Unrealized exchange income	(436)	(61)	(79)	(59)
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	70,137	9,880	(31,540)	(110,377)
Share of income/(loss) of subsidiaries and VIEs	417	59	(2,200)	2,660
Net profit/(loss)	70,188	9,887	(31,187)	(107,666)
Net profit/(loss) attributable to common shareholders	70,188	9,887	(31,187)	(107,666)
Net profit/(loss)	70,188	9,887	(31,187)	(107,666)
Foreign currency translation adjustment, net of tax	3,635	512	9,600	(5,323)
Total comprehensive income/(loss)	73,823	10,399	(21,587)	(112,989)
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	1,643	231	1,553	1,269
Total operating revenue	1,643	231	1,553	1,269
General and administrative expenses	(5,996)	(846)	(4,614)	(5,994)
Operating Loss	(4,353)	(615)	(3,061)	(4,725)
Other expense
Interest income	1			4
Unrealized exchange income	(1)
Profit/(loss) before income tax, and share of loss of subsidiaries and VIEs	(4,353)	(615)	(3,061)	(4,721)
Share of income/(loss) of subsidiaries and VIEs	74,541	10,499	(28,126)	(102,945)
Net profit/(loss)	70,188	9,884	(31,187)	(107,666)
Net profit/(loss) attributable to common shareholders	70,188	9,884	(31,187)	(107,666)
Net profit/(loss)	70,188	9,884	(31,187)	(107,666)
Foreign currency translation adjustment, net of tax	3,635	512	9,600	(5,323)
Total comprehensive income/(loss)	¥ 73,823	$ 10,396	¥ (21,587)	¥ (112,989)